Institutional Shares | FAM Value Fund
FAM Value Fund - Institutional Shares Summary Section
Investment Objective: FAM Value Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund: The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Shares FAM Value Fund Institutional Shares
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares FAM Value Fund Institutional Shares
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.02%
Total Fund Operating Expenses	1.19%	[1],[2]
Fee Waiver/Expense Reimbursement	(0.18%)	[2]
Net Fund Operating Expenses	1.01%	[2]
[1]	The "Total Fund Operating Expenses" shown may not correlate to the Fund's ratios of expenses to average net assets shown in the "Financial Highlights" section of the prospectus, which does not include "Acquired Fund Fees and Expenses."
[2]	The Advisor has contractually agreed, until May 1, 2019, to waive fees and/or reimburse the Fund certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense and extraordinary expenses) to the extent necessary to maintain Net Fund Operating Expenses for Institutional Shares at 0.99%. The Fund has agreed to repay the Advisor for amounts waived or reimbursed by the Advisor pursuant to the Expense Limitation Agreement provided that such repayment does not cause the Net Fund Operating Expenses for Institutional Shares to exceed the above limit and the repayment is made within three years after the year in which the Advisor incurred the expense. This Expense Limitation Agreement may only be amended or terminated by the Fund's Board of Trustees.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example	One Year	Three Years	Five Years	Ten Years
Institutional Shares | FAM Value Fund | Institutional Shares | USD ($)	103	360	637	1,427

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies: Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth". Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Generally, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may invest in the securities of issuers of all sizes and market capitalizations. The Fund may also invest in the securities of both domestic and foreign issuers and it may invest in shares of other investment companies, including exchange-traded funds ("ETFs").

Principal Risks:
•	Stock Market Risk - the value of stocks fluctuates in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments.
•	Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.
•	Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.
•	Market Risk - the value of your investment will go up and down, which means that you could lose money.
•	Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States. Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
•	Investment in Other Investment Companies Risk – the Fund may invest in shares of other investment companies, including ETFs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests. In addition, shareholders will be exposed to the investment risks associated with investments in other investment companies.

Annual Total Return: The Institutional Shares of the Fund are a recently established share class and therefore do not yet have their own full calendar year of performance history. The performance results shown are for the Investor shares which are not offered in this Prospectus. Investor Shares are subject to higher fees because of differences in the shareholder administrative services fees and certain other fees paid by each class. Institutional Shares and Investor Shares would have substantially similar performance results because the shares of each class are invested in the same portfolio securities of the Fund. Because of the difference in the level of fees paid by Investor Shares, the returns for the Investor Shares will be lower than the returns for Institutional Shares. The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows changes in the Investor Shares performance from year to year. The table shows the Investor Shares average annual returns (before and after taxes) compared to those of the Russell MidCap Index, the Fund's primary benchmark index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund's website www.famfunds.com.

FAM Value Fund Institutional Shares

Best Quarter	2Q'09	15.78%
Worst Quarter	4Q'08	-20.70%

AVERAGE ANNUAL TOTAL RETURN (for the periods ending December 31, 2017)
Average Annual Total Returns - Institutional Shares - FAM Value Fund	1 Year	5 Years	10 Years
Institutional Shares	17.00%	14.92%	8.53%
Institutional Shares | After Taxes on Distributions	15.67%	13.39%	7.71%
Institutional Shares | After Taxes on Distributions and Sales	10.73%	11.78%	6.83%
Russell MidCap Index	18.52%	14.96%	9.11%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt. After-tax returns are shown for the Investor Class and after-tax returns for other classes will vary.